UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.   20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone(973) 455-5681
Signature, Place, and Date of Signing:


/s/ Edward T. Tokar  Morris Township, New Jersey  August 7, 2000
___________________
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report ,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE


                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:    98

Form 13F Information Table Value Total:   $430,107
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Allied Capital Management LLC


                                 13F REPORT
                                JUNE 30, 2000
         NAME OF REPORTING MANAGER:  HONEYWELL INTERNATIONAL INC.


                                                         VALUE   SHRS/    SH/   PUT  INVSTMN            VOTING   AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (X$1000) PRN AMT  PRN   CAL  DSCRTN   MANAGR    SOLE     SHARED NONE

XL CAP LTD                        CL A      G98255105        79    1,463  SH    N/A DEFINED   1         1,463
AT & T CORP COM STK               COM       001957109        51    1,600  SH    N/A DEFINED   1         1,600
ADAPTEC INC                       COM       00651F108     1,429   62,800  SH    N/A DEFINED   1        62,800
ALBERTSONS INC                    COM       013104104        86    2,600  SH    N/A DEFINED   1         2,600
ALLIED CAP CORP NEW               COM       01903Q108       718   42,240  SH    N/A DEFINED   1        42,240
AMERICAN GEN CORP                 COM       026351106     7,107  116,500  SH    N/A DEFINED   1       116,500
AMER GREETINGS CORP               CL A      026375105        36    1,900  SH    N/A DEFINED   1         1,900
AMERICAN PWR CONVERSION CORP      COM       029066107     5,714  140,000  SH    N/A DEFINED   1       140,000
AMERICAN STD COS INC DEL          COM       029712106     8,790  214,400  SH    N/A DEFINED   1       214,400
APPLEBEES INTL INC                COM       037899101     3,544  116,900  SH    N/A DEFINED   1       116,900
ARCHER DANIELS MIDLAND CO         COM       039483102     6,334  645,500  SH    N/A DEFINED   1       116,900
ARROW ELECTRS INC                 COM       042735100     8,494  274,000  SH    N/A DEFINED   1       274,000
AVADO BRANDS INC                  COM       05336P108       348  232,200  SH    N/A DEFINED   1       232,200
BACOU USA INC                     COM       056439102       908   45,400  SH    N/A DEFINED   1        45,400
BALL CORP                         COM       058498106     4,889  151,900  SH    N/A DEFINED   1       151,900
BANK OF AMERICA CORP              COM       060505104        65    1,500  SH    N/A DEFINED   1         1,500
BANK N.Y. CO INC                  COM       064057102       177    3,800  SH    N/A DEFINED   1         3,800
BARD C R INC                      COM       067383109     8,966  186,300  SH    N/A DEFINED   1       186,300
BELL ATLANTIC CORP                COM       077853109        46      900  SH    N/A DEFINED   1           900
BLACK & DECKER CORP               COM       091797100     8,393  213,500  SH    N/A DEFINED   1       213,500
CIGNA CORP                        COM       125509109     8,509   91,000  SH    N/A DEFINED   1        91,000
CNET NETWORKS INC                 COM       12613R104       501   20,384  SH    N/A DEFINED   1        20,384
CANADIAN PAC LTD NEW              COM       135923100     9,786  373,700  SH    N/A DEFINED   1       373,700
CANANDAIGUA BRANDS INC            CL A      137219200     6,617  131,200  SH    N/A DEFINED   1       131,200
CAREMARK RX INC                   COM       141705103     6,744  990,000  SH    N/A DEFINED   1       990,000
CARLISLE COMPANIES INC            COM       142339100        63    1,400  SH    N/A DEFINED   1         1,400
CHEVRON CORP                      COM       166751107     8,990  106,000  SH    N/A DEFINED   1       106,000
CITIGROUP INC                     COM       172967101    10,700  177,600  SH    N/A DEFINED   1       177,600
COMMSCOPE INC                     COM       203372107     4,498  109,700  SH    N/A DEFINED   1       109,700
CONEXANT SYSTEMS INC              COM       207142100     1,381   28,400  SH    N/A DEFINED   1        28,400
COOPER INDS INC                   COM       216669101        42    1,300  SH    N/A DEFINED   1         1,300
CYTYC CORP                        COM       232946103     2,153   40,330  SH    N/A DEFINED   1        40,330
DT INDUSTRIES INC                 COM       23333J108       438   46,700  SH    N/A DEFINED   1        46,700
DEERE & CO                        COM       244199105     7,955  215,000  SH    N/A DEFINED   1       215,000
DEXTER CORP                       COM       252165105       110    2,300  SH    N/A DEFINED   1         2,300
DONNELLEY R R + SONS CO           COM       257867101     3,829  169,700  SH    N/A DEFINED   1       169,700
EASTMAN KODAK CO                  COM       277461109     7,735  130,000  SH    N/A DEFINED   1       130,000
ELECTROGLAS INC                   COM       285324109     1,535   71,400  SH    N/A DEFINED   1        71,400
ENGELHARD CORP                    COM       292845104        68    4,000  SH    N/A DEFINED   1         4,000
ENESCO GROUP INC                  COM       292973104       356   74,900  SH    N/A DEFINED   1        74,900
ETHAN ALLEN INTERIORS INC         COM       297602104     4,908  204,500  SH    N/A DEFINED   1       204,500
FINANCIAL SEC ASSURN HLDGS        COM       30239F106     1,369   18,040  SH    N/A DEFINED   1        18,040
FLOWSERVE CORP                    COM       34354P105     5,429  360,400  SH    N/A DEFINED   1       360,400
FORTUNE BRANDS INC                COM       349631101     6,723  291,500  SH    N/A DEFINED   1       291,500
GATX CORP                         COM       361448103        85    2,500  SH    N/A DEFINED   1         2,500
GTE CORP                          COM       362320103        50      800  SH    N/A DEFINED   1           800
GENERAL DYNAMICS CORP             COM       369550108     6,275  120,100  SH    N/A DEFINED   1       120,100
GRACE W R & CO DEL NEW            COM       38388F108     4,957  408,800  SH    N/A DEFINED   1       408,800
GREATER BAY BANCORP               COM       391648102       271    5,800  SH    N/A DEFINED   1         5,800
HCA-HEALTHCARE CO                 COM       404119109     6,683  220,000  SH    N/A DEFINED   1       220,000
HARSCO CORP                       COM       415864107        64    2,500  SH    N/A DEFINED   1         2,500
HIBERNIA CORP                     CL A      428656102     2,562  235,600  SH    N/A DEFINED   1       235,600
HONEYWELL INTL INC                COM       438516106     4,737  140,625  SH    N/A DEFINED   1       140,625
HOUSEHOLD INTL INC                COM       441815107    10,208  245,600  SH    N/A DEFINED   1       245,600
INGERSOLL RAND CO                 COM       456866102     3,989   99,100  SH    N/A DEFINED   1        99,100
INTERNATIONAL BUSINESS MACHS      COM       459200101     8,327   76,000  SH    N/A DEFINED   1        76,000
IVAX CORP                         COM       465823102       593   14,300  SH    N/A DEFINED   1        14,300
JASON INC                         COM       471171108       193   20,000  SH    N/A DEFINED   1        20,000
JOHNSON CTLS INC                  COM       478366107     7,353  143,300  SH    N/A DEFINED   1       143,300
KEYSPAN CORP                      COM       49337W100     6,544  212,800  SH    N/A DEFINED   1       212,800
KULICKE & SOFFA INDS INC          COM       501242101     1,538   25,900  SH    N/A DEFINED   1        25,900
LA Z BOY INC                      COM       505336107        74    5,300  SH    N/A DEFINED   1         5,300
LEXMARK INTL GROUP INC            CL A      529771107       706   10,500  SH    N/A DEFINED   1        10,500
LIMITED INC                       COM       532716107     7,089  327,800  SH    N/A DEFINED   1       327,800
MARSH + MCLENNAN COS INC          COM       571748102     6,945   66,500  SH    N/A DEFINED   1        66,500
MAY DEPT STORES CO                COM       577778103        60    2,500  SH    N/A DEFINED   1         2,500
MILLENNIUM PHARM INC              COM       599902103     4,683   41,856  SH    N/A DEFINED   1        41,856
PECO ENERGY CO                    COM       693304107     6,680  165,700  SH    N/A DEFINED   1       165,700
PALL CORP                         COM       696429307     8,529  461,000  SH    N/A DEFINED   1       461,000
PENTAIR INC                       COM       709631105     5,339  150,400  SH    N/A DEFINED   1       150,400
PER SE TECHNOLOGIES INC           COM       713569309         1      153  SH    N/A DEFINED   1           153
PERKINELMER INC                   COM       714046109       172    2,600  SH    N/A DEFINED   1         2,600
PFIZER INC                        COM       717081103     7,920  165,000  SH    N/A DEFINED   1       165,000
QUANTUM CORP                    COM DSSG    747906204     5,042  520,500  SH    N/A DEFINED   1       520,500
RADIAN GROUP INC                  COM       750236101     9,641  186,300  SH    N/A DEFINED   1       186,300
READERS DIGEST ASSN INC       CL A NON VTG  755267101     6,646  167,200  SH    N/A DEFINED   1       167,200
SENSORMATIC ELECTRS CORP          COM       817265101     5,960  376,900  SH    N/A DEFINED   1       376,900
SHERWIN-WILLIAMS CO               COM       824348106        74    3,500  SH    N/A DEFINED   1         3,500
SPRINGS INDS INC                  CL A      851783100     4,017  124,800  SH    N/A DEFINED   1       124,800
SUIZA FOODS CORP                  COM       865077101    10,709  219,100  SH    N/A DEFINED   1       219,100
SUN MICROSYSTEMS INC              COM       866810104    10,822  119,000  SH    N/A DEFINED   1       119,000
SUPERVALU INC                     COM       868536103     8,157  427,900  SH    N/A DEFINED   1       427,900
SYBASE INC                        COM       871130100     9,931  431,800  SH    N/A DEFINED   1       431,800
SYMANTEC CORP                     COM       871503108     7,869  145,900  SH    N/A DEFINED   1       145,900
TARGET CORP                       COM       87612E106     2,471   42,600  SH    N/A DEFINED   1        42,600
TELEFLEX INC                      COM       879369106     5,908  159,400  SH    N/A DEFINED   1       159,400
TEMPLE INLAND INC                 COM       879868107     2,327   55,400  SH    N/A DEFINED   1        55,400
THERMO CARDIOSYSTEMS INC          COM       88355K200     1,150  115,000  SH    N/A DEFINED   1       115,000
TIMKEN CO                         COM       887389104     4,310  231,400  SH    N/A DEFINED   1       231,400
TRANSMONTAIGNE INC                COM       893934109       217   35,495  SH    N/A DEFINED   1        35,495
TYCO INTL LTD NEW                 COM       902124106    10,825  228,500  SH    N/A DEFINED   1       228,500
UST INC                           COM       902911106        40    2,700  SH    N/A DEFINED   1         2,700
ULTRAMAR DIAMOND SHAMROCK         COM       904000106     9,545  384,700  SH    N/A DEFINED   1       384,700
UNION PAC CORP                    COM       907818108     7,947  213,700  SH    N/A DEFINED   1       213,700
UNISYS CORP                       COM       909214108     1,640  112,600  SH    N/A DEFINED   1       112,600
VALERO ENERGY CORP                COM       91913Y100     9,208  290,000  SH    N/A DEFINED   1       290,000
WELLPOINT HEALTH NETWORKS INC     COM       94973H108    10,148  140,100  SH    N/A DEFINED   1       140,100
ZALE CORP NEW                     COM       988858106     6,267  171,700  SH    N/A DEFINED   1       171,700